Stockholders' Equity (Detail) - Common Stock Warrants (USD $)	1 Months Ended	9 Months Ended
	Jul. 31, 2012	Sep. 30, 2012	Oct. 31, 2011	Sep. 30, 2011	Dec. 31, 2006
Outstanding, January 1, 2012		1,922,944
Outstanding, January 1, 2012 (in Dollars per Item)		0.43	0.75	0.01	4.00
Issued	2,727,274	7,607,071
Issued (in Dollars per share)	$ 1.45	$ 1.05
Exercised, including 158,078 shares withheld on net settled exercises		(584,768)
Exercised, including 158,078 shares withheld on net settled exercises (in Dollars per share)		$ 0.69
Outstanding, September 30, 2012		8,945,247
Outstanding, September 30, 2012 (in Dollars per Item)	1.10	0.94	0.75	0.01	4.00